                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      Oppenheimer Capital Appreciation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                      Shares          Value
                                                    ----------   ---------------
COMMON STOCKS--98.6%
CONSUMER DISCRETIONARY--7.2%
DIVERSIFIED CONSUMER SERVICES--1.1%
Apollo Group, Inc., Cl. A(1)                         1,009,610   $    59,667,951
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE--0.7%
McDonald's Corp.                                       603,260        35,586,307
                                                                 ---------------
MEDIA--2.2%
Cablevision Systems Corp. New York Group, Cl. A      2,806,795        53,413,309
McGraw-Hill Cos., Inc. (The)                         1,173,130        35,299,482
Walt Disney Co. (The)                                1,170,760        28,355,807
                                                                 ---------------
                                                                     117,068,598
SPECIALTY RETAIL--1.0%
Bed Bath & Beyond, Inc.(1)                             282,450         7,939,670
Staples, Inc.                                        2,162,760        44,228,442
                                                                 ---------------
                                                                      52,168,112
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Coach, Inc.(1)                                       2,423,370        63,661,930
Nike, Inc., Cl. B                                      456,920        26,067,286
Polo Ralph Lauren Corp., Cl. A                         516,055        27,774,080
                                                                 ---------------
                                                                     117,503,296
CONSUMER STAPLES--8.4%
BEVERAGES--1.8%
PepsiCo, Inc.                                        1,835,880        95,557,554
                                                                 ---------------
FOOD & STAPLES RETAILING--2.1%
CVS Caremark Corp.                                     721,250        21,493,250
Wal-Mart Stores, Inc.                                1,852,880        92,162,251
                                                                 ---------------
                                                                     113,655,501
FOOD PRODUCTS--2.6%
Cadbury plc                                          3,817,004        33,362,836
Nestle SA                                            2,828,689       102,519,446
                                                                 ---------------
                                                                     135,882,282
                                                                 ---------------
HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                                  803,310        52,978,295
                                                                 ---------------
TOBACCO--0.9%
Philip Morris International, Inc.                    1,065,420        45,429,509
                                                                 ---------------
ENERGY--9.8%
ENERGY EQUIPMENT & SERVICES--3.2%
Cameron International Corp.(1)                       1,239,070        38,696,156
Schlumberger Ltd.                                    1,513,316        86,607,075
Transocean Ltd.(1)                                     279,540        22,217,839
Weatherford International Ltd.(1)                      989,300        20,478,510
                                                                 ---------------
                                                                     167,999,580
OIL, GAS & CONSUMABLE FUELS--6.6%
Apache Corp.                                           573,720        48,341,647
Occidental Petroleum Corp.                           1,537,262       103,165,653
Range Resources Corp.                                1,404,683        64,348,528
Southwestern Energy Co.(1)                             708,780        30,810,667


                    1 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                      Shares          Value
                                                    ----------   ---------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
XTO Energy, Inc.                                     2,469,096   $   105,603,236
                                                                 ---------------
                                                                     352,269,731
FINANCIALS--9.3%
CAPITAL MARKETS--4.6%
Charles Schwab Corp. (The)                           2,852,440        50,202,944
Credit Suisse Group AG                               1,373,496        61,465,625
Goldman Sachs Group, Inc. (The)                        431,734        62,415,784
Julius Baer Holding AG                                 571,186        24,337,282
Northern Trust Corp.                                   375,570        21,651,611
T. Rowe Price Group, Inc.                              545,130        22,115,924
                                                                 ---------------
                                                                     242,189,170
COMMERCIAL BANKS--0.7%
Wells Fargo & Co.                                    1,429,400        36,449,700
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
BM&F BOVESPA SA                                      7,444,000        42,675,503
IntercontinentalExchange, Inc.(1)                      837,820        90,308,618
MSCI, Inc., Cl. A(1)                                 2,718,980        57,832,705
                                                                 ---------------
                                                                     190,816,826
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Jones Lang LaSalle, Inc.                               706,790        24,772,990
                                                                 ---------------
HEALTH CARE--16.9%
BIOTECHNOLOGY--3.9%
Amgen, Inc.(1)                                         644,830        32,202,810
Celgene Corp.(1)                                     1,621,390        68,487,514
Gilead Sciences, Inc.(1)                             1,864,468        80,358,571
Vertex Pharmaceuticals, Inc.(1)                        787,150        23,464,942
                                                                 ---------------
                                                                     204,513,837
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Bard (C.R.), Inc.                                      377,219        26,967,386
Baxter International, Inc.                           2,128,050       108,934,880
Dentsply International, Inc.                         1,606,020        46,992,145
Stryker Corp.                                          706,190        27,145,944
                                                                 ---------------
                                                                     210,040,355
HEALTH CARE PROVIDERS & SERVICES--3.0%
Express Scripts, Inc.(1)                             1,443,280        92,442,084
Medco Health Solutions, Inc.(1)                        658,310        30,209,846
Schein (Henry), Inc.(1)                                820,377        37,359,969
                                                                 ---------------
                                                                     160,011,899
LIFE SCIENCES TOOLS & SERVICES--2.3%
Illumina, Inc.(1)                                    1,241,140        45,562,249
Thermo Fisher Scientific, Inc.(1)                    2,008,797        78,162,291
                                                                 ---------------
                                                                     123,724,540
PHARMACEUTICALS--3.7%
Abbott Laboratories                                    906,690        40,855,451
Allergan, Inc.                                       1,033,324        45,600,588


                    2 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                      Shares          Value
                                                    ----------   ---------------
COMMON STOCKS CONTINUED
PHARMACEUTICALS CONTINUED
Novo Nordisk AS, Cl. B                                 436,570   $    22,750,107
Roche Holding AG                                       382,974        52,220,467
Shire plc                                            2,448,648        33,975,812
                                                                 ---------------
                                                                     195,402,425
INDUSTRIALS--6.7%
AEROSPACE & DEFENSE--3.5%
General Dynamics Corp.                                 609,488        34,679,867
Goodrich Corp.                                         395,450        19,195,143
Lockheed Martin Corp.                                1,223,798       102,346,227
United Technologies Corp.                              527,615        27,757,825
                                                                 ---------------
                                                                     183,979,062
CONSTRUCTION & ENGINEERING--0.5%
Quanta Services, Inc.(1)                             1,255,140        28,629,743
                                                                 ---------------
ELECTRICAL EQUIPMENT--1.5%
ABB Ltd.                                             4,942,970        81,466,617
                                                                 ---------------
MACHINERY--0.7%
Joy Global, Inc.                                     1,027,260        35,409,652
                                                                 ---------------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                     361,750        26,205,170
                                                                 ---------------
INFORMATION TECHNOLOGY--32.1%
COMMUNICATIONS EQUIPMENT--7.7%
Cisco Systems, Inc.(1)                               1,707,923        31,596,576
F5 Networks, Inc.(1)                                   816,600        25,935,216
Juniper Networks, Inc.(1)                            1,479,620        36,591,003
QUALCOMM, Inc.                                       4,515,670       196,838,055
Research in Motion Ltd.(1)                           1,487,879       117,006,805
                                                                 ---------------
                                                                     407,967,655
COMPUTERS & PERIPHERALS--5.0%
Apple, Inc.(1)                                       1,237,380       168,048,578
Hewlett-Packard Co.                                  1,332,470        45,770,345
NetApp, Inc.(1)                                      2,550,440        49,733,580
                                                                 ---------------
                                                                     263,552,503
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
FLIR Systems, Inc.(1)                                1,067,950        23,986,157
                                                                 ---------------
INTERNET SOFTWARE & SERVICES--4.4%
eBay, Inc.(1)                                        2,198,390        38,735,632
Google, Inc., Cl. A(1)                                 460,436       192,107,712
                                                                 ---------------
                                                                     230,843,344
IT SERVICES--5.0%
Accenture Ltd., Cl. A                                1,426,900        42,707,117
MasterCard, Inc., Cl. A                                549,910        96,965,630
SAIC, Inc.(1)                                        1,925,970        33,646,696
Visa, Inc., Cl. A                                    1,383,430        93,672,045
                                                                 ---------------
                                                                     266,991,488

                    3 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                      Shares          Value
                                                    ----------   ---------------
COMMON STOCKS CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Applied Materials, Inc.                              2,491,130   $    28,050,124
Broadcom Corp., Cl. A(1)                             2,850,215        72,623,478
MEMC Electronic Materials, Inc.(1)                   1,761,870        33,986,472
NVIDIA Corp.(1)                                      6,785,530        70,773,078
Texas Instruments, Inc.                              2,676,620        51,926,428
                                                                 ---------------
                                                                     257,359,580
SOFTWARE--4.7%
Adobe Systems, Inc.(1)                               2,012,010        56,698,442
CA, Inc.                                             1,266,050        22,092,573
Microsoft Corp.                                      2,871,116        59,977,613
Nintendo Co. Ltd.                                      215,900        58,654,276
Oracle Corp.                                         1,295,580        25,380,412
Salesforce.com, Inc.(1)                                732,744        27,807,635
                                                                 ---------------
                                                                     250,610,951
MATERIALS--5.9%
CHEMICALS--5.9%
Ecolab, Inc.                                           607,430        22,687,511
Monsanto Co.                                         1,847,433       151,766,621
Potash Corp. of Saskatchewan, Inc.                     456,620        52,894,861
Praxair, Inc.                                        1,161,645        85,032,409
                                                                 ---------------
                                                                     312,381,402
TELECOMMUNICATION SERVICES--2.3%
WIRELESS TELECOMMUNICATION SERVICES--2.3%
Crown Castle International Corp.(1)                  2,831,299        68,687,314
NII Holdings, Inc.(1)                                2,610,673        53,414,370
                                                                 ---------------
                                                                     122,101,684
                                                                 ---------------
Total Common Stocks (Cost $4,759,076,395)                          5,225,173,466
                                                                 ---------------
OTHER SECURITIES--0.0%
Seagate Technology International, Inc. (1,2,3)
   (Cost $0)                                           988,400            98,840
                                                                 ---------------
INVESTMENT COMPANIES--1.4%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.09%(5)                             422,479           422,479
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.60%(4,5)                                72,407,363        72,407,363
                                                                 ---------------
Total Investment Companies (Cost $72,829,842)                         72,829,842
                                                                 ---------------
Total Investments, at Value
   (Cost $4,831,906,237)                                 100.0%    5,298,102,148
Other Assets Net of Liabilities                            0.0         2,460,030
                                                    ----------   ---------------
Net Assets                                               100.0%  $ 5,300,562,178
                                                    ==========   ===============

                    4 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $98,840, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(3.) Escrow shares received as the result of issuer reorganization.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES          GROSS         GROSS         SHARES
                              AUGUST 31, 2008    ADDITIONS     REDUCTIONS   MAY 31, 2009
                              ---------------   -----------   -----------   ------------
Oppenheimer Institutional
   Money Market Fund, Cl. E      82,223,122     985,715,817   995,531,576    72,407,363

                                 VALUE       INCOME
                              -----------   --------
Oppenheimer Institutional
   Money Market Fund, Cl. E   $72,407,363   $622,153

5. Rate shown is the 7-day yield as of May 31, 2009.


                    5 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                                 INVESTMENTS     OTHER FINANCIAL
VALUATION DESCRIPTION                           IN SECURITIES     INSTRUMENTS*
---------------------                          --------------   ----------------
Level 1--Quoted Prices                         $5,004,318,381         $--
Level 2--Other Significant Observable Inputs      293,783,767          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $5,298,102,148         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


                    6 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                    7 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values


                    8 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $5,186,155,629
                                 ==============
Gross unrealized appreciation    $  479,733,876
Gross unrealized depreciation      (367,787,357)
                                 --------------
Net unrealized appreciation      $  111,946,519
                                 ==============


                    9 | Oppenheimer Capital Appreciation Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 07/13/2009